Fair Value of Financial Instruments not carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]

Estimated fair value of financial instruments not carried at fair value on the balance sheet[1]

	Dec 31, 2019
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	137,592	137,592	137,592	0	0
Interbank balances (w/o central banks)	9,636	9,636	116	9,520	0
Central bank funds sold and securities purchased under resale agreements	13,801	13,801	0	13,801	0
Securities borrowed	428	428	0	428	0
Loans	429,841	436,997	0	11,376	425,620
Other financial assets	94,157	94,423	15,960	78,463	0
Financial liabilities:
Deposits	572,208	572,596	120	572,476	0
Central bank funds purchased and securities sold under repurchase agreements	3,115	3,114	0	3,114	0
Securities loaned	259	259	0	259	0
Other short-term borrowings	5,218	5,221	0	5,219	2
Other financial liabilities	87,669	87,669	1,898	85,771	0
Long-term debt	136,473	136,494	0	125,344	11,150
Trust preferred securities	2,013	2,236	0	2,236	0

	Dec 31, 2018
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	188,731	188,731	188,731	0	0
Interbank balances (w/o central banks)	8,881	8,881	78	8,804	0
Central bank funds sold and securities purchased under resale agreements	8,222	8,223	0	8,223	0
Securities borrowed	3,396	3,396	0	3,396	0
Loans	400,297	395,900	0	10,870	385,029
Other financial assets	80,089	80,193	850	79,343	1
Financial liabilities:
Deposits	564,405	564,637	516	563,850	272
Central bank funds purchased and securities sold under repurchase agreements	4,867	4,867	0	4,867	0
Securities loaned	3,359	3,359	0	3,359	0
Other short-term borrowings	14,158	14,159	0	14,159	0
Other financial liabilities	100,683	100,683	1,816	98,866	1
Long-term debt	152,083	149,128	0	140,961	8,167
Trust preferred securities	3,168	3,114	0	3,114	0

[1]Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 "Significant Accounting Policies and Critical Accounting Estimates".